Significant Accounting Policies and Estimates (Details Textual) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	16,439,723	14,510,126
Research and Development Expense	$ 64,022	$ 411,741